Quarterly Holdings Report
for
Fidelity® Emerging Markets Discovery Fund
July 31, 2025
EMD-NPRT3-0925
1.931230.113
Common Stocks - 99.0%
	Shares	Value ($)
BRAZIL - 11.2%
Consumer Discretionary - 2.8%
Diversified Consumer Services - 0.8%
Afya Ltd Class A	690,159	9,455,178
Specialty Retail - 1.1%
Lojas Renner SA	4,253,974	12,360,308
Textiles, Apparel & Luxury Goods - 0.9%
Azzas 2154 SA	1,689,900	10,767,942
TOTAL CONSUMER DISCRETIONARY		32,583,428

Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
PRIO SA/Brazil (a)	1,871,760	14,102,839
Financials - 0.9%
Insurance - 0.9%
Caixa Seguridade Participacoes S/A	4,346,490	10,696,330
Health Care - 1.2%
Pharmaceuticals - 1.2%
Hypera SA	3,098,959	14,228,686
Industrials - 3.2%
Commercial Services & Supplies - 1.0%
Orizon Valorizacao de Residuos SA (a)	1,437,910	12,318,230
Ground Transportation - 2.2%
Localiza Rent a Car SA	2,150,929	13,302,260
Rumo SA	4,023,596	11,884,933
		25,187,193
TOTAL INDUSTRIALS		37,505,423

Real Estate - 0.7%
Real Estate Management & Development - 0.7%
LOG Commercial Properties e Participacoes SA	2,403,756	9,027,687
Utilities - 1.2%
Electric Utilities - 1.1%
Equatorial Energia SA	2,168,624	13,194,814
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	56,300	1,088,990
TOTAL UTILITIES		14,283,804

TOTAL BRAZIL		132,428,197
CHILE - 1.1%
Financials - 1.1%
Banks - 1.1%
Banco de Chile ADR	467,879	12,782,454
CHINA - 18.0%
Communication Services - 3.1%
Entertainment - 2.6%
DouYu International Holdings Ltd ADR	606,703	5,254,048
NetEase Cloud Music Inc (a)(c)(d)	309,780	10,037,098
Tencent Music Entertainment Group Class A ADR	699,930	14,691,531
		29,982,677
Interactive Media & Services - 0.5%
Tongdao Liepin Group (c)	11,780,597	6,249,691
TOTAL COMMUNICATION SERVICES		36,232,368

Consumer Discretionary - 3.3%
Diversified Consumer Services - 1.5%
Fu Shou Yuan International Group Ltd (e)	18,160,916	8,346,212
TAL Education Group Class A ADR (a)	853,330	9,335,431
		17,681,643
Household Durables - 0.8%
Haier Smart Home Co Ltd A Shares (China)	2,716,041	9,344,760
Textiles, Apparel & Luxury Goods - 1.0%
Li Ning Co Ltd	5,714,690	12,107,656
TOTAL CONSUMER DISCRETIONARY		39,134,059

Consumer Staples - 1.8%
Beverages - 1.8%
China Resources Beer Holdings Co Ltd	3,415,083	11,354,780
Tsingtao Brewery Co Ltd H Shares	1,521,536	9,666,251
		21,021,031
Financials - 1.2%
Financial Services - 1.2%
Far East Horizon Ltd	14,835,244	14,997,770
Health Care - 2.3%
Biotechnology - 1.1%
Zai Lab Ltd (a)	3,455,720	13,055,931
Pharmaceuticals - 1.2%
Hansoh Pharmaceutical Group Co Ltd (c)(d)	3,139,670	14,105,504
TOTAL HEALTH CARE		27,161,435

Industrials - 6.3%
Construction & Engineering - 0.9%
Sinopec Engineering Group Co Ltd H Shares	14,057,672	10,915,263
Ground Transportation - 1.1%
Full Truck Alliance Co Ltd ADR	1,081,720	12,493,866
Machinery - 3.0%
Airtac International Group	424,330	12,041,360
Shenzhen Inovance Technology Co Ltd A Shares (China)	1,378,097	12,073,448
Zhejiang Dingli Machinery Co Ltd A Shares (China)	1,610,020	11,013,658
		35,128,466
Marine Transportation - 1.3%
SITC International Holdings Co Ltd	4,908,210	15,869,534
TOTAL INDUSTRIALS		74,407,129

TOTAL CHINA		212,953,792
GEORGIA - 1.0%
Financials - 1.0%
Banks - 1.0%
Lion Finance Group PLC	121,736	12,242,685
GREECE - 1.8%
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.9%
OPAP SA	482,740	10,830,751
Industrials - 0.9%
Transportation Infrastructure - 0.9%
Athens International Airport SA	896,130	10,226,635
TOTAL GREECE		21,057,386
HUNGARY - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
Richter Gedeon Nyrt	367,685	11,036,225
INDIA - 11.8%
Consumer Discretionary - 1.1%
Automobiles - 1.1%
Eicher Motors Ltd	217,873	13,568,304
Financials - 3.5%
Consumer Finance - 2.4%
Manappuram Finance Ltd	5,032,293	14,500,523
Shriram Finance Ltd	1,934,345	13,865,871
		28,366,394
Insurance - 1.1%
HDFC Life Insurance Co Ltd (c)(d)	1,531,420	13,169,568
TOTAL FINANCIALS		41,535,962

Health Care - 2.4%
Health Care Providers & Services - 1.4%
Max Healthcare Institute Ltd	1,111,150	15,778,091
Pharmaceuticals - 1.0%
Torrent Pharmaceuticals Ltd	287,528	12,249,326
TOTAL HEALTH CARE		28,027,417

Industrials - 4.0%
Aerospace & Defense - 2.2%
Bharat Electronics Ltd	3,116,723	13,551,617
Hindustan Aeronautics Ltd (c)	238,400	12,280,053
		25,831,670
Air Freight & Logistics - 1.0%
Delhivery Ltd (a)	2,354,710	11,393,144
Professional Services - 0.8%
Computer Age Management Services Ltd	250,410	10,618,884
TOTAL INDUSTRIALS		47,843,698

Materials - 0.8%
Construction Materials - 0.8%
Deccan Cements Ltd (b)	757,639	9,124,592
TOTAL INDIA		140,099,973
INDONESIA - 4.0%
Consumer Staples - 2.0%
Consumer Staples Distribution & Retail - 1.1%
Sumber Alfaria Trijaya Tbk PT	88,583,000	12,450,489
Food Products - 0.9%
First Resources Ltd	9,454,041	11,030,138
TOTAL CONSUMER STAPLES		23,480,627

Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
United Tractors Tbk PT	8,493,210	12,445,262
Financials - 0.9%
Banks - 0.9%
Bank Syariah Indonesia Tbk PT	67,030,510	11,065,765
TOTAL INDONESIA		46,991,654
KOREA (SOUTH) - 8.5%
Consumer Discretionary - 2.2%
Household Durables - 1.4%
Coway Co Ltd	211,629	16,405,721
Textiles, Apparel & Luxury Goods - 0.8%
Misto Holdings Corp	367,165	9,395,069
TOTAL CONSUMER DISCRETIONARY		25,800,790

Consumer Staples - 1.0%
Tobacco - 1.0%
KT&G Corp	137,950	12,850,538
Financials - 2.3%
Insurance - 2.3%
DB Insurance Co Ltd	175,575	16,039,700
Hyundai Marine & Fire Insurance Co Ltd (a)	566,539	10,627,882
		26,667,582
Industrials - 1.2%
Aerospace & Defense - 1.2%
Korea Aerospace Industries Ltd	212,319	14,290,804
Materials - 1.8%
Chemicals - 1.8%
Hansol Chemical Co Ltd	88,908	11,464,887
Soulbrain Co Ltd	58,867	9,922,178
		21,387,065
TOTAL KOREA (SOUTH)		100,996,779
MEXICO - 6.2%
Consumer Staples - 1.5%
Consumer Staples Distribution & Retail - 1.3%
Grupo Comercial Chedraui SA de CV (e)	1,903,873	15,421,725
Food Products - 0.2%
Gruma SAB de CV Series B	164,186	2,837,593
TOTAL CONSUMER STAPLES		18,259,318

Financials - 2.2%
Banks - 1.2%
Regional SAB de CV	1,722,722	13,416,502
Insurance - 1.0%
Qualitas Controladora SAB de CV (e)	1,300,963	11,782,801
TOTAL FINANCIALS		25,199,303

Industrials - 1.0%
Transportation Infrastructure - 1.0%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	891,860	11,829,850
Real Estate - 1.5%
Diversified REITs - 0.8%
Fibra Uno Administracion SA de CV	6,531,936	9,303,638
Industrial REITs - 0.7%
FIBRA Macquarie Mexico (c)(d)(e)	5,190,385	8,518,119
TOTAL REAL ESTATE		17,821,757

TOTAL MEXICO		73,110,228
PANAMA - 1.2%
Industrials - 1.2%
Passenger Airlines - 1.2%
Copa Holdings SA Class A	127,710	14,132,389
PHILIPPINES - 2.1%
Industrials - 1.2%
Transportation Infrastructure - 1.2%
International Container Terminal Services Inc	1,846,830	14,205,199
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
Robinsons Land Corp	42,635,729	10,603,354
TOTAL PHILIPPINES		24,808,553
POLAND - 3.5%
Consumer Discretionary - 1.2%
Broadline Retail - 1.2%
Allegro.eu SA (a)(c)(d)	1,495,760	14,773,801
Consumer Staples - 1.2%
Consumer Staples Distribution & Retail - 1.2%
Dino Polska SA (a)(c)(d)	1,102,100	14,589,580
Industrials - 1.1%
Professional Services - 1.1%
Benefit Systems SA	13,707	12,435,804
TOTAL POLAND		41,799,185
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
TCS Group Holding PLC Class A GDR (Russia) (a)(c)(f)	59,253	0
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LSR Group PJSC (a)(f)	67,346	0
TOTAL RUSSIA		0
SAUDI ARABIA - 1.9%
Financials - 1.0%
Insurance - 1.0%
Bupa Arabia for Cooperative Insurance Co	256,793	11,542,028
Industrials - 0.9%
Commercial Services & Supplies - 0.9%
Catrion Catering Holding Co	344,870	10,435,004
TOTAL SAUDI ARABIA		21,977,032
SOUTH AFRICA - 1.9%
Financials - 1.0%
Financial Services - 1.0%
FirstRand Ltd	2,699,146	11,477,436
Industrials - 0.9%
Industrial Conglomerates - 0.9%
Bidvest Group Ltd	837,607	10,940,333
TOTAL SOUTH AFRICA		22,417,769
TAIWAN - 19.1%
Communication Services - 1.1%
Entertainment - 1.1%
International Games System Co Ltd	499,620	13,034,431
Consumer Discretionary - 2.9%
Broadline Retail - 0.9%
Poya International Co Ltd	693,788	10,712,418
Household Durables - 1.0%
Nien Made Enterprise Co Ltd	828,900	11,805,611
Textiles, Apparel & Luxury Goods - 1.0%
Makalot Industrial Co Ltd	1,287,008	11,293,507
TOTAL CONSUMER DISCRETIONARY		33,811,536

Financials - 0.8%
Financial Services - 0.8%
Chailease Holding Co Ltd	2,606,733	10,040,987
Industrials - 2.8%
Construction & Engineering - 1.3%
Acter Group Corp Ltd	977,050	15,894,486
Electrical Equipment - 1.5%
Bizlink Holding Inc	560,481	16,819,367
TOTAL INDUSTRIALS		32,713,853

Information Technology - 11.5%
Electronic Equipment, Instruments & Components - 5.0%
Chroma ATE Inc	1,079,490	15,422,652
E Ink Holdings Inc	1,696,520	11,525,902
Unimicron Technology Corp	3,896,564	17,647,745
Yageo Corp	772,300	13,539,958
		58,136,257
Semiconductors & Semiconductor Equipment - 4.6%
ASPEED Technology Inc	112,390	16,982,023
eMemory Technology Inc	185,280	12,514,144
King Yuan Electronics Co Ltd	3,130,050	12,216,107
Nanya Technology Corp (a)	8,703,110	12,783,577
		54,495,851
Technology Hardware, Storage & Peripherals - 1.9%
Advantech Co Ltd	1,055,040	11,709,621
Innodisk Corp	1,402,270	10,565,373
		22,274,994
TOTAL INFORMATION TECHNOLOGY		134,907,102

TOTAL TAIWAN		224,507,909
TURKEY - 1.1%
Consumer Discretionary - 1.1%
Textiles, Apparel & Luxury Goods - 1.1%
Mavi Giyim Sanayi Ve Ticaret AS Class B (c)(d)	12,737,794	13,272,866
UNITED ARAB EMIRATES - 2.0%
Energy - 1.0%
Energy Equipment & Services - 1.0%
ADNOC Drilling Co PJSC	7,211,350	11,465,753
Real Estate - 1.0%
Real Estate Management & Development - 1.0%
Aldar Properties PJSC	4,638,641	12,022,668
TOTAL UNITED ARAB EMIRATES		23,488,421
UNITED STATES - 1.1%
Financials - 1.1%
Consumer Finance - 1.1%
FirstCash Holdings Inc	100,340	13,374,319
VIETNAM - 0.6%
Information Technology - 0.6%
IT Services - 0.6%
FPT Corp	1,804,711	7,145,049
TOTAL COMMON STOCKS (Cost $983,928,932)		1,170,622,865

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	17,602,609	17,606,130
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	7,028,078	7,028,780
TOTAL MONEY MARKET FUNDS (Cost $24,634,910)			24,634,910

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $1,008,563,842)	1,195,257,775
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(12,556,240)
NET ASSETS - 100.0%	1,182,701,535

Legend

(a)	Non-income producing.
(b)	Affiliated company
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $106,996,280 or 9.0% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,466,536 or 7.5% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	15,114,149	221,317,146	218,825,165	632,942	-	-	17,606,130	17,602,609	0.0%
Fidelity Securities Lending Cash Central Fund	14,200,460	126,435,811	133,607,491	66,814	-	-	7,028,780	7,028,078	0.0%
Total	29,314,609	347,752,957	352,432,656	699,756	-	-	24,634,910

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Deccan Cements Ltd	5,077,547	300,345	-	-	-	3,746,700	9,124,592	757,639
Total	5,077,547	300,345	-	-	-	3,746,700	9,124,592

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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